Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Asset, Net	Intangible assets, net consisted of the following:
	As of
	December 31,	December 31,
	2022	2023
	RMB	RMB	US$
Software	1,438,175	2,096,218	295,963
Less: accumulated depreciation	(680,216)	(101,350)	(14,309)
Intangible assets, net	757,959	1,994,868	281,654